8. FAIR VALUE MEASUREMENTS (Details 2) (Convertible Notes [Member], Issued on March 28, 2013 [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Convertible Notes [Member] | Issued on March 28, 2013 [Member]
Significant assumptions used in the valuations
Exercise price	$ 15.00
Volatility	62.20%
Risk free interest rate	0.14%
Term (years)	1 year
Marketability discount	24.50%
Fair value	$ 1,400,800